                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458

                            Tweedy, Browne Fund Inc.
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               New York, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               COMMON STOCKS--92.2%
               CANADA--1.7%
   1,246,000   National Bank of Canada, Toronto ...............   $   71,597,310
                                                                  --------------
               CZECH REPUBLIC--0.0% +
       2,800   Philip Morris CR a.s. ..........................        1,338,234
                                                                  --------------
               FINLAND--4.3%
   1,448,893   Cargotec Corporation, B Share ..................       40,141,356
   3,305,000   Kone Oyj, Class B ..............................      142,064,879
                                                                  --------------
                                                                     182,206,235
                                                                  --------------
               FRANCE--7.5%
   1,780,523   CNP Assurances .................................      173,098,952
   2,188,000   Total SA .......................................      141,280,277
                                                                  --------------
                                                                     314,379,229
                                                                  --------------
               GERMANY--14.3%
   2,289,458   Henkel AG & Company, KGaA ......................      102,320,861
     957,807   Krones AG ......................................       48,784,270
      42,354   KSB AG .........................................       24,853,708
     920,345   Linde AG .......................................      111,129,622
     899,000   Muenchener Rueckversicherungs-Gesellschaft AG ..      140,166,043
   1,617,436   Springer (Axel) Verlag AG ......................      174,161,138
                                                                  --------------
                                                                     601,415,642
                                                                  --------------
               GREECE--0.3%
     480,695   Coca Cola Hellenic Bottling Company SA .........       11,027,867
                                                                  --------------
               HONG KONG--0.8%
   2,002,500   Jardine Strategic Holdings Ltd. ................       35,244,000
                                                                  --------------
               IRELAND--0.0% +
   1,111,317   Unidare PLC ++ .................................           95,667
                                                                  --------------
               ITALY--2.4%
     147,640   Gruppo Minerali Maffei ++ ......................        1,037,943
   4,467,000   Mediaset SPA ...................................       36,755,542
   8,281,500   Mondadori (Arnoldo) Editore SPA ++ .............       36,803,894
   4,795,392   Sol SPA ........................................       27,348,575
     626,000   Vincenzo Zucchi SPA ++ .........................          407,759
                                                                  --------------
                                                                     102,353,713
                                                                  --------------
               JAPAN--6.2%
     545,600   Aica Kogyo Company Ltd. ........................        5,532,482
   1,594,700   Canon Inc. .....................................       66,977,571
     306,800   Daikoku Denki Company Ltd. .....................        5,213,573
   2,064,000   Fujitec Company Ltd. ...........................       11,129,792
     446,600   Fukuda Denshi Company Ltd. .....................       10,889,758
   1,073,600   Hi-Lex Corporation .............................        9,917,783
   1,577,500   Honda Motor Company Ltd. .......................       52,699,125
      22,100   Hurxley Corporation ............................          157,628
     321,000   Katsuragawa Electric Company Ltd. ..............          772,372
     133,000   Kawasumi Laboratories, Inc. ....................          787,185
   1,329,500   Kuroda Electric Company Ltd. ...................       19,279,499
      69,100   Mandom Corporation .............................        1,955,835

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               JAPAN (CONTINUED)
      21,670   Medikit Company Ltd. ...........................   $    4,722,964
      36,240   Milbon Company Ltd. ............................          770,774
     307,100   Mirai Industry Company Ltd. ....................        2,434,500
     162,780   Nippon Kanzai Company Ltd. .....................        2,603,571
   1,051,000   Nippon Konpo Unyu Soko Company Ltd. ............       11,233,095
     420,500   Nitto FC Company Ltd. ..........................        2,100,354
      20,100   Ryoyo Electro Corporation ......................          159,341
     349,200   Sangetsu Company Ltd. ..........................        7,329,468
     172,000   SK Kaken Company Ltd. ..........................        5,025,404
     528,500   T. Hasegawa Company Ltd. .......................        7,465,251
   1,281,300   Takata Corporation .............................       29,660,041
                                                                  --------------
                                                                     258,817,366
                                                                  --------------
               MEXICO--5.0%
   1,691,719   Coca-Cola Femsa SA de CV, Sponsored ADR +++ ....      111,179,773
  14,623,380   Embotelladoras Arca SA de CV ...................       48,724,438
  19,300,000   Grupo Continental SA ...........................       48,902,676
                                                                  --------------
                                                                     208,806,887
                                                                  --------------
               NETHERLANDS--11.4%
   2,093,000   Akzo Nobel NV ..................................      139,335,141
      23,620   Crown Van Gelder Gemeenschappelijk Bezit NV ....          274,531
   3,998,000   Heineken Holding NV ............................      167,694,702
     450,000   Imtech NV ......................................       12,160,504
   2,009,134   Telegraaf Media Groep NV .......................       37,877,187
     307,955   TKH Group NV ...................................        6,163,607
   3,470,000   Unilever NV, CVA ...............................      113,262,027
                                                                  --------------
                                                                     476,767,699
                                                                  --------------
               NORWAY--1.8%
   3,395,700   Schibsted ASA ++ ...............................       76,474,964
                                                                  --------------
               SINGAPORE--2.2%
  30,338,550   Fraser and Neave Ltd. ..........................       90,759,578
                                                                  --------------
               SOUTH KOREA--3.7%
     150,900   Daegu Department Store Company Ltd. ............        1,542,077
      11,330   Daehan City Gas Company Ltd. ++ ................          271,945
      90,974   Hanil Cement Company Ltd. ++ ...................        6,281,208
   4,578,055   Korea Exchange Bank ++ .........................       57,005,773
     241,172   SK Telecom Company Ltd. ........................       35,104,793
   3,437,422   SK Telecom Company Ltd., ADR ...................       55,892,482
                                                                  --------------
                                                                     156,098,278
                                                                  --------------
               SPAIN--3.0%
   8,546,756   Gestevision Telecinco SA .......................      124,708,401
                                                                  --------------
               SWEDEN--0.0%+
      63,360   Cloetta Fazer AB, B Shares ++ ..................          267,990
                                                                  --------------
               SWITZERLAND--14.6%
     186,990   Coltene Holding AG .............................        9,858,239
   1,559,000   Compagnie Financiere Richemont AG ..............       52,376,368

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------

               SWITZERLAND (CONTINUED)
     537,645   Daetwyler Holding AG, Bearer ...................   $   30,165,330
      89,813   Edipresse SA, Bearer ...........................       20,199,780
      40,000   Forbo Holding AG ...............................       13,155,986
      22,300   Loeb Holding AG ................................        3,731,947
   3,500,000   Nestle SA, Registered ..........................      169,963,724
           8   Neue Zuercher Zeitung ++ .......................          400,677
   2,416,530   Novartis AG, Registered ........................      132,076,368
      45,425   Phoenix Mecano AG ..............................       17,313,132
     185,918   PubliGroupe SA, Registered ++ ..................       16,905,724
     496,000   Roche Holding AG ...............................       84,349,988
     182,827   Siegfried Holding AG ...........................       16,580,441
       7,400   Sika AG, Bearer ................................       11,560,822
     432,618   Tamedia AG .....................................       31,387,038
         857   Zehnder Group AG ...............................        1,152,339
                                                                  --------------
                                                                     611,177,903
                                                                  --------------
               UNITED KINGDOM--7.9%
   1,521,000   AGA Foodservice Group PLC ++ ...................        2,947,437
   2,453,599   BBA Group PLC ..................................        6,498,027
   3,974,658   Carclo PLC .....................................        9,306,831
   2,775,758   Daily Mail & General Trust, Class A ............       18,745,615
   8,225,426   Diageo PLC, Sponsored ADR ......................      143,986,492
   1,260,982   G4S PLC ........................................        5,306,612
     969,024   GlaxoSmithKline PLC ............................       20,648,000
     593,139   GlaxoSmithKline PLC, Sponsored ADR .............       25,060,123
     923,006   Headlam Group PLC ..............................        4,475,294
   5,038,361   TT Electronics PLC ++ ..........................        5,959,790
   2,825,000   Unilever PLC ...................................       90,965,702
                                                                  --------------
                                                                     333,899,923
                                                                  --------------
               UNITED STATES--5.1%
      75,700   American National Insurance Company ............        9,041,608
     526,900   Burlington Northern Santa Fe Corporation .......       51,962,878
     587,000   ConocoPhillips .................................       29,978,090
      49,250   Devon Energy Corporation .......................        3,619,875
   1,752,802   Philip Morris International, Inc. ..............       84,467,528
      49,884   Torchmark Corporation ..........................        2,192,402
     269,276   Transatlantic Holdings, Inc. ...................       14,031,972
     284,960   Union Pacific Corporation ......................       18,208,944
                                                                  --------------
                                                                     213,503,297
                                                                  --------------
               TOTAL COMMON STOCKS
               (COST $2,329,661,218) ..........................    3,870,940,183
                                                                  --------------

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               PREFERRED STOCKS--0.3%
     166,388   Adris Grupa d.d. ...............................   $    8,474,160
     543,870   Villeroy & Boch AG .............................        4,268,309
                                                                  --------------
               TOTAL PREFERRED STOCKS
               (COST $14,958,803) .............................       12,742,469
                                                                  --------------
               REGISTERED INVESTMENT COMPANY--6.5%
 272,339,053   Dreyfus Government Prime Cash Management .......      272,339,053
                                                                  --------------
               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $272,339,053) ............................      272,339,053
                                                                  --------------

 FACE VALUE
------------
               U.S. TREASURY BILL--2.7%
$115,000,000   0.163% * due 5/6/10 +++ ................              114,956,300
                                                                  --------------
               TOTAL U.S. TREASURY BILL
               (COST $114,935,113) ....................              114,956,300
                                                                  --------------
TOTAL INVESTMENTS
(COST $2,731,894,187**) ...............................   101.7%   4,270,978,005
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ....    (1.8)     (75,098,519)
OTHER ASSETS AND LIABILITIES (NET) ....................     0.1        5,252,505
                                                          -----   --------------
NET ASSETS ............................................   100.0%  $4,201,131,991
                                                          =====   ==============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $2,731,894,187.

+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

++   NON-INCOME PRODUCING SECURITY.

+++ AT DECEMBER 31, 2009, LIQUID ASSETS TOTALING $141,168,373 HAVE BEEN SEGRE-GATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND

SECTOR DIVERSIFICATION
December 31, 2009 (Unaudited)

                                                         PERCENTAGE OF        VALUE
SECTOR DIVERSIFICATION                                     NET ASSETS       (NOTE 1)
----------------------                                   -------------   --------------
COMMON STOCKS:
Media ................................................        13.7%      $  574,419,960
Beverage .............................................        12.7          531,515,948
Capital Goods ........................................        10.2          428,458,237
Food .................................................         9.1          381,924,694
Insurance ............................................         8.1          338,530,977
Materials ............................................         7.9          329,980,872
Pharmaceuticals, Biotechnology & Life Sciences .......         6.2          262,134,479
Energy ...............................................         4.2          174,878,242
Banks ................................................         3.1          128,603,083
Household & Personal Products ........................         2.5          105,047,470
Technology Hardware & Equipment ......................         2.3           97,345,813
Automobiles & Components .............................         2.2           92,276,949
Telecommunication Services ...........................         2.2           90,997,275
Transportation .......................................         2.1           87,902,944
Consumer Durables & Apparel ..........................         2.0           85,905,885
Tobacco ..............................................         2.0           85,805,762
Diversified Financials ...............................         0.8           35,244,000
Health Care Equipment & Services .....................         0.6           26,258,146
Commercial Services & Supplies .......................         0.2            7,910,183
Retailing ............................................         0.1            5,369,691
Utilities ............................................         0.0+             271,945
Consumer Services ....................................         0.0+             157,628
                                                             -----       --------------
TOTAL COMMON STOCKS ..................................        92.2        3,870,940,183
                                                             -----       --------------
PREFERRED STOCKS .....................................         0.3           12,742,469
REGISTERED INVESTMENT COMPANY ........................         6.5          272,339,053
U.S. TREASURY BILL ...................................         2.7          114,956,300
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ...        (1.8)         (75,098,519)
OTHER ASSETS AND LIABILITIES (NET) ...................         0.1            5,252,505
                                                             -----       --------------
NET ASSETS ...........................................       100.0%      $4,201,131,991
                                                             =====       ==============

----------
+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

PORTFOLIO COMPOSITION
December 31, 2009 (Unaudited)

                                   (PIE CHART)

CANADA                               2%
FINLAND                              4%
FRANCE                               8%
GERMANY                             14%
HONG KONG                            1%
ITALY                                2%
JAPAN                                6%
MEXICO                               5%
NETHERLANDS                         11%
NORWAY                               2%
SINGAPORE                            2%
SOUTH KOREA                          4%
SPAIN                                3%
SWITZERLAND                         15%
UNITED KINGDOM                       8%
UNITED STATES                        5%
CASH EQUIVALENTS AND OTHER ASSETS
   AND LIABILITIES (NET) ++          8%

CROATIA          0%+
CZECH REPUBLIC   0%+
GREECE           0%+
IRELAND          0%+
SWEDEN           0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++   INCLUDES UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2009 (Unaudited)

                                                          CONTRACT    CONTRACT VALUE ON    VALUE 12/31/09    UNREALIZED
   CONTRACTS                                             VALUE DATE    ORIGINATION DATE       (NOTE 1)       GAIN (LOSS)
--------------                                           ----------   -----------------   ---------------   ------------
FORWARD EXCHANGE CONTRACTS TO BUY
    10,000,000   Canadian Dollar .....................     3/12/10    $     9,433,161     $     9,538,855   $    105,694
 1,275,000,000   Japanese Yen ........................     2/24/10         14,277,715          13,699,535       (578,180)
17,300,000,000   South Korean Won ....................      2/5/10         14,944,713          14,839,913       (104,800)
                                                                      ---------------     ---------------   ------------
TOTAL                                                                 $    38,655,589     $    38,078,303   $   (577,286)
                                                                      ===============     ===============   ============
FORWARD EXCHANGE CONTRACTS TO SELL
    15,000,000   Canadian Dollar .....................     3/12/10    $   (11,738,008)    $   (14,308,284)  $ (2,570,276)
    45,000,000   Canadian Dollar .....................     5/14/10        (38,913,871)        (42,920,404)    (4,006,533)
     6,000,000   Canadian Dollar .....................      6/1/10         (5,369,368)         (5,722,514)      (353,146)
    20,000,000   Canadian Dollar .....................     6/10/10        (18,294,914)        (19,074,703)      (779,789)
    50,000,000   European Union Euro .................      2/5/10        (64,892,497)        (71,734,179)    (6,841,682)
    40,000,000   European Union Euro .................     3/30/10        (54,324,000)        (57,381,589)    (3,057,589)
    25,000,000   European Union Euro .................     4/19/10        (32,886,251)        (35,860,638)    (2,974,387)
    65,000,000   European Union Euro .................      5/4/10        (84,910,802)        (93,232,042)    (8,321,240)
    85,000,000   European Union Euro .................     5/14/10        115,582,146)       (121,913,928)    (6,331,782)
    15,000,000   European Union Euro .................     5/25/10        (20,375,252)        (21,513,272)    (1,138,020)
    35,000,000   European Union Euro .................     5/27/10        (47,543,127)        (50,197,232)    (2,654,105)
    90,000,000   European Union Euro .................      6/2/10        125,887,507)       (129,075,431)    (3,187,924)
    45,000,000   European Union Euro .................     6/10/10        (63,706,495)        (64,535,569)      (829,074)
    40,000,000   European Union Euro .................      8/2/10        (56,947,600)        (57,348,953)      (401,353)
    45,000,000   European Union Euro .................     8/30/10        (64,237,279)        (64,506,954)      (269,675)
   120,000,000   European Union Euro .................      9/2/10        170,740,803)       (172,015,513)    (1,274,710)
    57,000,000   European Union Euro .................     9/15/10        (82,735,509)        (81,701,126)     1,034,383
    75,000,000   European Union Euro .................     9/24/10        109,447,509)       (107,495,797)     1,951,712
   100,000,000   European Union Euro .................    10/12/10        145,888,008)       (143,312,262)     2,575,746
    40,000,000   European Union Euro .................    10/15/10        (58,594,005)        (57,323,870)     1,270,135
    40,000,000   European Union Euro .................    10/19/10        (59,008,008)        (57,322,490)     1,685,518
    16,000,000   European Union Euro .................    11/24/10        (23,644,963)        (22,924,029)       720,934
    27,000,000   Great Britain Pound Sterling ........     4/19/10        (39,606,300)        (43,570,967)    (3,964,667)
    15,000,000   Great Britain Pound Sterling ........     5/14/10        (22,613,700)        (24,202,305)    (1,588,605)
    15,000,000   Great Britain Pound Sterling ........     8/31/10        (24,705,225)        (24,185,286)       519,939
     9,500,000   Great Britain Pound Sterling ........     9/15/10        (15,689,725)        (15,315,837)       373,888
    12,000,000   Great Britain Pound Sterling ........    11/24/10        (20,043,000)        (19,337,417)       705,583
 5,500,000,000   Japanese Yen ........................     2/24/10        (60,492,741)        (59,096,035)     1,396,706
 2,000,000,000   Japanese Yen ........................      3/5/10        (20,708,221)        (21,490,525)      (782,304)
 1,800,000,000   Japanese Yen ........................     5/14/10        (18,557,179)        (19,353,019)      (795,840)
 5,000,000,000   Japanese Yen ........................     6/22/10        (51,380,861)        (53,779,072)    (2,398,211)
 3,200,000,000   Japanese Yen ........................     9/15/10        (34,896,401)        (34,496,451)       399,950
   500,000,000   Mexican Peso ........................     1/15/10        (34,536,349)        (38,228,053)    (3,691,704)
   230,000,000   Mexican Peso ........................      2/5/10        (15,299,776)        (17,541,250)    (2,241,474)
   200,000,000   Mexican Peso ........................      5/4/10        (13,618,412)        (15,091,926)    (1,473,514)
   330,000,000   Mexican Peso ........................     5/25/10        (23,738,445)        (24,837,177)    (1,098,732)
   240,000,000   Mexican Peso ........................     5/27/10        (17,581,774)        (18,058,947)      (477,173)
   415,000,000   Mexican Peso ........................    10/22/10        (30,060,919)        (30,576,981)      (516,062)
   400,000,000   Mexican Peso ........................     11/1/10        (28,647,139)        (29,428,724)      (781,585)
   156,000,000   Norwegian Krone .....................     9/24/10        (25,942,925)        (26,642,120)      (699,195)
   140,000,000   Norwegian Krone .....................    10/19/10        (24,343,169)        (23,878,959)       464,210
    23,000,000   Singapore Dollar ....................     6/10/10        (15,898,801)        (16,359,511)      (460,710)
    35,000,000   Singapore Dollar ....................    11/24/10        (25,191,636)        (24,879,236)       312,400
22,000,000,000   South Korean Won ....................      2/5/10        (16,070,124)        (18,871,566)    (2,801,442)
30,000,000,000   South Korean Won ....................     3/30/10        (22,654,333)        (25,675,882)    (3,021,549)
41,350,000,000   South Korean Won ....................      5/4/10        (30,784,693)        (35,330,892)    (4,546,199)
25,000,000,000   South Korean Won ....................     5/25/10        (19,841,270)        (21,339,606)    (1,498,336)
40,000,000,000   South Korean Won ....................     6/29/10        (31,347,962)        (34,086,793)    (2,738,831)
40,350,000,000   South Korean Won ....................     9/24/10        (32,962,993)        (34,258,060)    (1,295,067)
    25,000,000   Swiss Franc .........................      5/4/10        (21,893,336)        (24,207,270)    (2,313,934)
    20,000,000   Swiss Franc .........................     5/14/10        (18,184,959)        (19,367,898)    (1,182,939)
    47,000,000   Swiss Franc .........................     8/17/10        (43,570,965)        (45,583,864)    (2,012,899)
    46,000,000   Swiss Franc .........................     8/30/10        (43,523,100)        (44,626,148)    (1,103,048)
    77,000,000   Swiss Franc .........................     10/5/10        (74,895,438)        (74,756,744)       138,694
    70,000,000   Swiss Franc .........................    10/12/10        (68,086,762)        (67,970,701)       116,061
    40,000,000   Swiss Franc .........................    10/15/10        (38,872,692)        (38,842,856)        29,836
    40,000,000   Swiss Franc .........................    10/19/10        (39,104,507)        (38,846,130)       258,377
                                                                      ---------------     ---------------   ------------
TOTAL ................................................                $(2,521,013,754)    $(2,595,534,987)  $(74,521,233)
                                                                      ===============     ===============   ============
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ...                                                      $(75,098,519)
                                                                                                            ============

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED

PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               COMMON STOCKS--33.0%
               FINLAND--0.3%
       1,800   Kone Oyj, Class B ..............................   $       77,373
                                                                  --------------
               FRANCE--3.6%
       5,040   CNP Assurances .................................          489,979
       5,300   Total SA .......................................          342,224
                                                                  --------------
                                                                         832,203
                                                                  --------------
               GERMANY--4.5%
       1,650   Henkel AG & Company, KGaA ......................           73,742
       1,300   Krones AG ......................................           66,213
       3,100   Muenchener Rueckversicherungs Gesellschaft AG ..          483,331
       3,950   Springer (Axel) Verlag AG ......................          425,325
                                                                  --------------
                                                                       1,048,611
                                                                  --------------
               HONG KONG--0.5%
       7,000   Jardine Strategic Holdings Ltd. ................          123,200
                                                                  --------------
               ITALY--3.3%
      12,170   Buzzi Unicem SPA ...............................          196,958
      11,200   Davide Campari-Milano SPA ......................          117,224
      17,833   Marr SPA .......................................          152,235
      16,400   Mediaset SPA ...................................          134,943
      27,100   Sol SPA ........................................          154,554
                                                                  --------------
                                                                         755,914
                                                                  --------------
               JAPAN--2.3%
       2,500   Canon Inc. .....................................          105,000
       6,300   Honda Motor Company Ltd. .......................          210,462
       7,000   Milbon Company Ltd. ............................          148,880
       3,400   Takata Corporation .............................           78,705
                                                                  --------------
                                                                         543,047
                                                                  --------------
               MEXICO--1.0%
      30,000   Embotelladoras Arca SA de CV ...................           99,959
      55,000   Grupo Continental SA ...........................          139,360
                                                                  --------------
                                                                         239,319
                                                                  --------------
               NETHERLANDS--3.7%
         900   Akzo Nobel NV ..................................           59,915
       8,775   Heineken Holding NV ............................          368,064
      13,100   Unilever NV, CVA ...............................          427,589
                                                                  --------------
                                                                         855,568
                                                                  --------------
               SINGAPORE--0.2%
      16,000   Fraser and Neave Ltd. ..........................           47,865
                                                                  --------------
               SOUTH KOREA--1.0%
      14,100   SK Telecom Company Ltd., ADR ...................          229,266
                                                                  --------------
               SPAIN--0.5%
       8,400   Gestevision Telecinco SA .......................          122,567
                                                                  --------------

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               SWITZERLAND--5.3%
       4,990   Nestle SA, Registered ..........................   $      242,320
       5,375   Novartis AG, Registered ........................          293,773
       1,500   Roche Holding AG ...............................          255,091
       3,860   Schindler Holding AG ...........................          292,557
         122   Zehnder Group AG ...............................          164,043
                                                                  --------------
                                                                       1,247,784
                                                                  --------------
               UNITED KINGDOM--4.6%
      42,600   BAE Systems PLC ................................          247,310
      18,700   Diageo PLC, Sponsored ADR ......................          327,344
      11,400   GlaxoSmithKline PLC ............................          242,912
      52,780   Hays PLC .......................................           88,727
      33,425   Headlam Group PLC ..............................          162,065
                                                                  --------------
                                                                       1,068,358
                                                                  --------------
               UNITED STATES--0.5%
       4,145   Home Depot, Inc. ...............................          119,915
                                                                  --------------
               MISCELLANEOUS--1.7%
               Undisclosed Securities *+ ......................          390,044
                                                                  --------------
               TOTAL COMMON STOCKS
               (COST $7,511,389) ..............................        7,701,034
                                                                  --------------
               PREFERRED STOCK--0.7%
         265   KSB AG .........................................          151,702
                                                                  --------------
               TOTAL PREFERRED STOCK
               (COST $159,205) ................................          151,702
                                                                  --------------
               REGISTERED INVESTMENT COMPANY--65.2%
  15,228,128   Dreyfus Government Prime Cash Management .......       15,228,128
                                                                  --------------
               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $15,228,128) .............................       15,228,128
                                                                  --------------
TOTAL INVESTMENTS
   (COST $22,898,722 **) ..............................    98.9%      23,080,864
OTHER ASSETS AND LIABILITIES (NET) ....................     1.1          263,071
                                                          -----   --------------
NET ASSETS ............................................   100.0%  $   23,343,935
                                                          =====   ==============

----------
* "UNDISCLOSED SECURITIES" REPRESENTS ISSUERS, GENERALLY SMALLER CAPITALIZATION ISSUERS, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $22,898,722.

+    NON-INCOME PRODUCING SECURITY.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED

SECTOR DIVERSIFICATION
December 31, 2009 (Unaudited)

                                                         PERCENTAGE OF        VALUE
SECTOR DIVERSIFICATION                                     NET ASSETS       (NOTE 1)
----------------------                                   -------------   --------------
COMMON STOCKS:
Beverage .............................................         4.4%      $    1,051,951
Capital Goods ........................................         4.4            1,018,561
Insurance ............................................         4.2              973,310
Pharmaceuticals, Biotechnology & Life Sciences .......         3.4              791,776
Media ................................................         3.2              755,580
Food .................................................         2.9              669,909
Materials ............................................         2.1              499,079
Energy ...............................................         1.5              342,224
Retailing ............................................         1.3              311,240
Automobiles & Components .............................         1.2              289,167
Telecommunication Services ...........................         1.0              229,266
Technology Hardware & Equipment ......................         1.0              223,288
Household & Personal Products ........................         1.0              222,622
Commercial Services & Supplies .......................         0.7              163,901
Food & Staples Retailing .............................         0.7              152,235
Utilities ............................................         0.0+               6,925
                                                             -----       --------------
TOTAL COMMON STOCKS ..................................        33.0            7,701,034
                                                             -----       --------------
PREFERRED STOCKS .....................................         0.7              151,702
REGISTERED INVESTMENT COMPANY ........................        65.2           15,228,128
OTHER ASSETS AND LIABILITIES (NET) ...................         1.1              263,071
                                                             -----       --------------
NET ASSETS ...........................................       100.0%      $   23,343,935
                                                             =====       ==============

----------
+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

PORTFOLIO COMPOSITION
December 31, 2009 (Unaudited)

                                   (PIE CHART)

FRANCE                               3%
GERMANY                              5%
HONG KONG                            1%
ITALY                                3%
JAPAN                                2%
MEXICO                               1%
MISCELLANEOUS                        2%
NETHERLANDS                          4%
SOUTH KOREA                          1%
SPAIN                                1%
SWITZERLAND                          5%
UNITED KINGDOM                       5%
UNITED STATES                        1%
CASH EQUIVALENTS AND OTHER ASSETS
   AND LIABILITIES (NET)            66%

FINLAND     0%+
SINGAPORE   0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE VALUE FUND

PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               COMMON STOCKS--94.3%
               FRANCE--5.7%
      99,100   CNP Assurances .................................   $    9,634,307
     195,100   Total SA .......................................       12,597,707
                                                                  --------------
                                                                      22,232,014
                                                                  --------------
               GERMANY--11.3%
     219,600   Henkel AG & Company, KGaA ......................        9,814,402
      94,000   Krones AG ......................................        4,787,730
      95,000   Linde AG .......................................       11,471,040
      82,470   Muenchener Rueckversicherungs Gesellschaft AG ..       12,858,169
      50,600   Springer (Axel) Verlag AG ......................        5,448,471
                                                                  --------------
                                                                      44,379,812
                                                                  --------------
               JAPAN--2.3%
     148,100   Canon Inc. .....................................        6,220,216
      87,000   Honda Motor Company Ltd. .......................        2,906,386
                                                                  --------------
                                                                       9,126,602
                                                                  --------------
               MEXICO--0.4%
     565,000   Grupo Continental SA ...........................        1,431,607
                                                                  --------------
               NETHERLANDS--6.5%
     373,000   Heineken Holding NV ............................       15,645,354
     297,691   Unilever NV, ADR ...............................        9,624,350
                                                                  --------------
                                                                      25,269,704
                                                                  --------------
               SOUTH KOREA--2.1%
     380,320   Korea Exchange Bank + ..........................        4,735,731
     206,544   SK Telecom Company Ltd., ADR ...................        3,358,405
                                                                  --------------
                                                                       8,094,136
                                                                  --------------
               SPAIN--2.5%
     665,700   Gestevision Telecinco SA .......................        9,713,438
                                                                  --------------
               SWITZERLAND--8.3%
     360,600   Nestle SA, Registered, Sponsored ADR ...........       17,435,010
     201,255   Novartis AG, Registered ........................       10,999,669
      24,700   Roche Holding AG ...............................        4,200,493
                                                                  --------------
                                                                      32,635,172
                                                                  --------------
               UNITED KINGDOM--8.1%
     256,000   Diageo PLC, Sponsored ADR ......................       17,768,960
     184,000   GlaxoSmithKline PLC ............................        3,920,679
     308,880   Unilever PLC, Sponsored ADR ....................        9,853,272
                                                                  --------------
                                                                      31,542,911
                                                                  --------------
               UNITED STATES--47.1%
      94,535   3M Company .....................................        7,815,208
     107,002   American National Insurance Company ............       12,780,319
      98,576   Avatar Holdings Inc. + .........................        1,676,778
      97,139   Burlington Northern Santa Fe Corporation .......        9,579,848
     758,590   Comcast Corporation, Special Class A ...........       12,145,026

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               UNITED STATES (CONTINUED)
     153,905   ConocoPhillips .................................   $    7,859,928
     136,105   Devon Energy Corporation .......................       10,003,717
     320,770   Emerson Electric Company .......................       13,664,802
     236,780   Federated Investors, Inc., Class B .............        6,511,450
      75,560   FinishMaster, Inc. + ...........................        1,288,298
     100,804   Henry Schein, Inc. + ...........................        5,302,290
     136,018   Home Depot, Inc. ...............................        3,935,001
     194,449   Johnson & Johnson ..............................       12,524,460
     357,000   Leucadia National Corporation + ................        8,493,030
      52,084   National Western Life Insurance Company,
                  Class A .....................................        9,042,824
      98,000   Norfolk Southern Corporation ...................        5,137,160
     241,910   Philip Morris International, Inc. ..............       11,657,643
     199,032   Transatlantic Holdings, Inc. ...................       10,371,558
     137,202   UniFirst Corporation ...........................        6,600,788
     159,680   Union Pacific Corporation ......................       10,203,552
     238,000   Wal-Mart Stores, Inc. ..........................       12,721,100
      85,235   WellPoint, Inc. + ..............................        4,968,348
                                                                  --------------
                                                                     184,283,128
                                                                  --------------
               TOTAL COMMON STOCKS
               (COST $232,538,601) ............................      368,708,524
                                                                  --------------
               REGISTERED INVESTMENT COMPANY--5.8%
  22,870,741   Dreyfus Government Prime Cash Management .......       22,870,741
                                                                  --------------
               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $22,870,741) .............................       22,870,741
                                                                  --------------

 FACE VALUE
------------
               U.S. TREASURY BILL--3.3%
$ 13,000,000   0.162% * due 6/17/10 ++ ........................       12,988,924
                                                                  --------------
               TOTAL U.S. TREASURY BILL
               (COST $12,990,321) .............................       12,988,924
                                                                  --------------
TOTAL INVESTMENTS
(COST $268,399,663**) .................................   103.4%     404,568,189
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ....    (1.2)      (4,702,173)
OTHER ASSETS AND LIABILITIES (NET) ....................    (2.2)      (8,675,789)
                                                          -----   --------------
NET ASSETS ............................................   100.0%  $  391,190,227
                                                          =====   ==============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $268,399,663.

+    NON-INCOME PRODUCING SECURITY.

++ AT DECEMBER 31, 2009, LIQUID ASSETS TOTALLING $3,996,592 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE VALUE FUND

SECTOR DIVERSIFICATION
December 31, 2009 (Unaudited)

                                                              PERCENTAGE OF       VALUE
SECTOR DIVERSIFICATION                                          NET ASSETS      (NOTE 1)
----------------------                                        -------------   ------------
COMMON STOCKS:
Insurance .................................................        14.0%      $ 54,687,177
Food ......................................................         9.4         36,912,632
Beverage ..................................................         8.9         34,845,921
Pharmaceuticals, Biotechnology & Life Sciences ............         8.1         31,645,301
Energy ....................................................         7.8         30,461,352
Media .....................................................         7.0         27,306,935
Capital Goods .............................................         6.7         26,267,740
Transportation ............................................         6.4         24,920,560
Diversified Financials ....................................         3.8         15,004,480
Food & Staples Retailing ..................................         3.3         12,721,100
Tobacco ...................................................         3.0         11,657,643
Materials .................................................         2.9         11,471,040
Health Care Equipment & Services ..........................         2.6         10,270,638
Household & Personal Products .............................         2.5          9,814,402
Consumer Durables & Apparel ...............................         1.7          6,600,788
Technology Hardware & Equipment ...........................         1.6          6,220,216
Banks .....................................................         1.2          4,735,731
Automobiles & Components ..................................         1.1          4,194,684
Retailing .................................................         1.0          3,935,001
Telecommunication Services ................................         0.9          3,358,405
Real Estate ...............................................         0.4          1,676,778
                                                                  -----       ------------
TOTAL COMMON STOCKS .......................................        94.3        368,708,524
                                                                  -----       ------------
REGISTERED INVESTMENT COMPANY .............................         5.8         22,870,741
U.S. TREASURY BILL ........................................         3.3         12,988,924
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ........        (1.2)        (4,702,173)
OTHER ASSETS AND LIABILITIES (NET) ........................        (2.2)        (8,675,789)
                                                                  -----       ------------
NET ASSETS ................................................       100.0%      $391,190,227
                                                                  =====       ============

PORTFOLIO COMPOSITION
December 31, 2009 (Unaudited)

                                   (PIE CHART)

FRANCE                                                       6%
GERMANY                                                     11%
JAPAN                                                        2%
NETHERLANDS                                                  7%
SOUTH KOREA                                                  2%
SPAIN                                                        3%
SWITZERLAND                                                  8%
UNITED KINGDOM                                               8%
UNITED STATES                                               47%
CASH EQUIVALENTS AND OTHER ASSETS AND LIABILITIES (NET)++    6%

MEXICO   0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++   INCLUDES UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2009 (Unaudited)

                                                                          CONTRACT
                                                                          VALUE ON         VALUE
                                                           CONTRACT     ORIGINATION       12/31/09      UNREALIZED
CONTRACTS                                                 VALUE DATE        DATE          (NOTE 1)     GAIN (LOSS)
---------                                                 ----------   -------------   -------------   -----------
FORWARD EXCHANGE CONTRACTS TO BUY
2,300,000,000 South Korean Won ........................       2/5/10   $   1,986,869   $   1,972,936   $   (13,933)
                                                                       -------------   -------------   -----------
TOTAL .................................................                $   1,986,869   $   1,972,936   $   (13,933)
                                                                       =============   =============   ===========
FORWARD EXCHANGE CONTRACTS TO SELL
   16,000,000 European Union Euro .....................       2/5/10   $ (20,765,599)  $ (22,954,937)  $(2,189,338)
    9,000,000 European Union Euro .....................       5/4/10     (11,756,880)    (12,909,052)   (1,152,172)
    5,500,000 European Union Euro .....................      5/14/10      (7,478,845)     (7,888,548)     (409,703)
    4,600,000 European Union Euro .....................      7/20/10      (6,494,878)     (6,595,634)     (100,756)
    9,000,000 European Union Euro .....................       8/2/10     (12,813,210)    (12,903,514)      (90,304)
    5,000,000 European Union Euro .....................      8/30/10      (7,137,475)     (7,167,439)      (29,964)
   13,500,000 European Union Euro .....................     11/24/10     (19,950,437)    (19,342,149)      608,288
    1,750,000 Great Britain Pound Sterling ............      5/18/10      (2,662,625)     (2,823,532)     (160,907)
    4,000,000 Great Britain Pound Sterling ............       8/2/10      (6,599,200)     (6,450,639)      148,561
    1,500,000 Great Britain Pound Sterling ............      8/31/10      (2,470,523)     (2,418,529)       51,994
    1,200,000 Great Britain Pound Sterling ............     11/24/10      (2,004,300)     (1,933,742)       70,558
  220,000,000 Japanese Yen ............................       2/5/10      (2,471,077)     (2,363,624)      107,453
4,250,000,000 South Korean Won ........................       2/5/10      (3,104,456)     (3,645,644)     (541,188)
7,300,000,000 South Korean Won ........................       5/4/10      (5,434,783)     (6,237,376)     (802,593)
    4,500,000 Swiss Franc .............................       8/2/10      (4,240,482)     (4,363,041)     (122,559)
    4,500,000 Swiss Franc .............................      8/30/10      (4,257,695)     (4,365,602)     (107,907)
    5,000,000 Swiss Franc .............................     10/19/10      (4,888,063)     (4,855,766)       32,297
                                                                       -------------   -------------   -----------
TOTAL .................................................                $(124,530,528)  $(129,218,768)  $(4,688,240)
                                                                       =============   =============   ===========
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ....                                                $(4,702,173)
                                                                                                       ===========


                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

PORTFOLIO OF INVESTMENTS
December 31, 2009 (Unaudited)

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               COMMON STOCKS--88.7%
               CANADA--1.7%
      56,100   IGM Financial, Inc. ............................   $    2,269,472
                                                                  --------------
               FRANCE--6.7%
      43,100   CNP Assurances .................................        4,190,097
      72,880   Total SA .......................................        4,705,899
                                                                  --------------
                                                                       8,895,996
                                                                  --------------
               GERMANY--3.2%
      27,200   Muenchener Rueckversicherungs-Gesellschaft AG ..        4,240,841
                                                                  --------------
               ITALY--4.1%
     133,905   Eni SPA ........................................        3,419,718
     246,275   Mediaset SPA ...................................        2,026,409
                                                                  --------------
                                                                       5,446,127
                                                                  --------------
               MEXICO--5.3%
   1,235,000   Embotelladoras Arca SA de CV ...................        4,114,964
     653,600   Kimberly-Clark de Mexico SA de CV, Class A .....        2,932,224
                                                                  --------------
                                                                       7,047,188
                                                                  --------------
               NETHERLANDS--5.8%
      47,880   Akzo Nobel NV ..................................        3,187,466
     138,105   Unilever NV, CVA ...............................        4,507,796
                                                                  --------------
                                                                       7,695,262
                                                                  --------------
               SOUTH KOREA--1.3%
     108,565   SK Telecom Company Ltd., ADR ...................        1,765,267
                                                                  --------------
               SPAIN--1.9%
      88,745   Telefonica SA ..................................        2,485,405
                                                                  --------------
               SWITZERLAND--4.8%
      42,200   Nestle SA, Registered ..........................        2,049,277
      79,325   Novartis AG, Registered ........................        4,335,538
                                                                  --------------
                                                                       6,384,815
                                                                  --------------
               UNITED KINGDOM--17.9%
     704,825   BAE Systems PLC ................................        4,091,799
     231,230   BP PLC .........................................        2,240,420
     164,025   Daily Mail & General Trust, Class A ............        1,107,715
     228,700   Diageo PLC, Sponsored ADR ......................        4,003,405
     209,097   GlaxoSmithKline PLC ............................        4,455,447
     293,700   Pearson PLC ....................................        4,225,866
   1,625,945   Vodafone Group PLC .............................        3,773,086
                                                                  --------------
                                                                      23,897,738
                                                                  --------------
               UNITED STATES--36.0%
      33,255   3M Company .....................................        2,749,191
     132,645   Altria Group, Inc. .............................        2,603,821

                                                                       VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               UNITED STATES (CONTINUED)
     115,800   AT&T, Inc. .....................................   $    3,245,874
      60,460   Coca-Cola Company/The ..........................        3,446,220
      67,215   ConocoPhillips .................................        3,432,670
      97,610   Emerson Electric Company .......................        4,158,186
      80,768   Exelon Corporation .............................        3,947,132
      76,600   Federated Investors, Inc., Class B .............        2,106,500
      96,010   Genuine Parts Company ..........................        3,644,540
      93,055   Home Depot, Inc. ...............................        2,692,081
      53,520   Johnson & Johnson ..............................        3,447,223
      51,625   Norfolk Southern Corporation ...................        2,706,183
      81,745   Philip Morris International, Inc. ..............        3,939,292
      62,440   Reynolds American, Inc. ........................        3,307,447
      90,360   Sysco Corporation ..............................        2,524,658
                                                                  --------------
                                                                      47,951,018
                                                                  --------------
               TOTAL COMMON STOCKS
               (COST $106,658,886) ............................      118,079,129
                                                                  --------------
               REGISTERED INVESTMENT COMPANY--5.1%
   6,752,094   Dreyfus Government Prime Cash Management .......        6,752,094
                                                                  --------------
               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $6,752,094) ..............................        6,752,094
                                                                  --------------

 FACE VALUE
------------
               TREASURY BILLS--4.4%
               GERMANY--3.3%
E 3,000,000    0.286% * due 1/13/10 ...........................        4,303,821
                                                                  --------------
               UNITED STATES--1.1%
$  1,500,000   0.162% * due 6/17/10 ...........................        1,498,722
                                                                  --------------
               TOTAL TREASURY BILLS
               (COST $5,955,968) ..............................        5,802,543
                                                                  --------------
TOTAL INVESTMENTS
   (COST $119,366,948 **) .............................    98.2%     130,633,766
OTHER ASSETS AND LIABILITIES (NET) ....................     1.8        2,413,059
                                                          -----   --------------
NET ASSETS ............................................   100.0%  $  133,046,825
                                                          =====   ==============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $119,366,948.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

SECTOR DIVERSIFICATION
December 31, 2009 (Unaudited)

                                                    PERCENTAGE OF      VALUE
SECTOR DIVERSIFICATION                                NET ASSETS      (NOTE 1)
----------------------                              -------------   ------------
COMMON STOCKS:
Energy ..........................................        10.4%      $ 13,798,707
Pharmaceuticals, Biotechnology & Life Sciences ..         9.2         12,238,208
Beverage ........................................         8.7         11,564,589
Telecommunication Services ......................         8.5         11,269,632
Capital Goods ...................................         8.3         10,999,176
Tobacco .........................................         7.4          9,850,560
Insurance .......................................         6.3          8,430,938
Media ...........................................         5.4          7,359,990
Food ............................................         4.9          6,557,073
Retailing .......................................         4.8          6,336,621
Diversified Financials ..........................         3.3          4,375,972
Utilities .......................................         3.0          3,947,132
Materials .......................................         2.4          3,187,466
Household & Personal Products ...................         2.2          2,932,224
Transportation ..................................         2.0          2,706,183
Food & Staples Retailing ........................         1.9          2,524,658
                                                        -----       ------------
TOTAL COMMON STOCKS .............................        88.7        118,079,129
                                                        -----       ------------
REGISTERED INVESTMENT COMPANY ...................         5.1          6,752,094
TREASURY BILLS ..................................         4.4          5,802,543
OTHER ASSETS AND LIABILITIES (NET) ..............         1.8          2,413,059
                                                        -----       ------------
NET ASSETS ......................................       100.0%      $133,046,825
                                                        =====       ============

PORTFOLIO COMPOSITION
December 31, 2009 (Unaudited)

                                   (PIE CHART)

CANADA                                                     2%
FRANCE                                                     7%
GERMANY                                                    3%
ITALY                                                      4%
MEXICO                                                     5%
NETHERLANDS                                                6%
SOUTH KOREA                                                1%
SPAIN                                                      2%
SWITZERLAND                                                5%
UNITED KINGDOM                                            18%
UNITED STATES                                             36%
CASH EQUIVALENTS AND OTHER ASSETS AND LIABILITIES (NET)   11%

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

1. VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Funds' investments are valued at market value or at fair value as determined by, or under the direction of, the Company's Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds' asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds' Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     FAIR VALUE MEASUREMENTS The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' assets carried at fair value as of December 31, 2009 is as follows:

                                                                                    GLOBAL VALUE FUND
                                                              -------------------------------------------------------------
                                                              TOTAL MARKET                         LEVEL 2        LEVEL 3
                                                                VALUE AT           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                              DECEMBER 31,         QUOTED        OBSERVABLE    UNOBSERVABLE
                                                                  2009              PRICE           INPUT          INPUT
                                                              ------------     --------------   ------------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      Canada                                                  $   71,597,310     $ 71,597,310   $         --      $    --
      Czech Republic                                               1,338,234        1,338,234             --           --
      Finland                                                    182,206,235      182,206,235             --           --
      France                                                     314,379,229      314,379,229             --           --
      Germany                                                    601,415,642      601,415,642             --           --
      Greece                                                      11,027,867       11,027,867             --           --
      Hong Kong                                                   35,244,000       35,244,000             --           --
      Ireland                                                         95,667               --             --       95,667
      Italy                                                      102,353,713      102,353,713             --           --
      Japan                                                      258,817,366      249,068,998      9,748,368           --
      Mexico                                                     208,806,887      208,806,887             --           --
      Netherlands                                                476,767,699      476,767,699             --           --
      Norway                                                      76,474,964       76,474,964             --           --
      Singapore                                                   90,759,578       90,759,578             --           --
      South Korea                                                156,098,278      156,098,278             --           --
      Spain                                                      124,708,401      124,708,401             --           --
      Sweden                                                         267,990          267,990             --           --
      Switzerland                                                611,177,903      542,609,967     68,567,936           --
      United Kingdom                                             333,899,923      333,899,923             --           --
      United States                                              213,503,297      213,503,297             --           --

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

                                                                              GLOBAL VALUE FUND (continued)
                                                              -------------------------------------------------------------
                                                               TOTAL MARKET                        LEVEL 2        LEVEL 3
                                                                 VALUE AT          LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                               DECEMBER 31,        QUOTED        OBSERVABLE    UNOBSERVABLE
                                                                   2009             PRICE           INPUT          INPUT
                                                              --------------   --------------   ------------   ------------
      Preferred Stocks                                        $   12,742,469   $   12,742,469   $         --      $    --
      Registered Investment Company                              272,339,053      272,339,053             --           --
      U.S. Treasury Bill                                         114,956,300               --    114,956,300           --
                                                              --------------   --------------   ------------      -------
      Total Investments in Securities                          4,270,978,005    4,077,609,734    193,272,604       95,667
Other Financial Instruments:
   Asset
      Unrealized appreciation of forward exchange contracts       14,059,766               --     14,059,766           --
   Liability
      Unrealized depreciation of forward exchange contracts      (89,158,285)              --    (89,158,285)          --
                                                              --------------   --------------   ------------      -------
         TOTAL                                                $4,195,879,486   $4,077,609,734   $118,174,085      $95,667
                                                              ==============   ==============   ============      =======

                                                                      GLOBAL VALUE FUND II - CURRENCY UNHEDGED
                                                              --------------------------------------------------------
                                                              TOTAL MARKET                    LEVEL 2        LEVEL 3
                                                                VALUE AT       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                              DECEMBER 31,      QUOTED      OBSERVABLE    UNOBSERVABLE
                                                                  2009          PRICE          INPUT          INPUT
                                                              ------------   -----------   ------------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      Finland                                                  $    77,373   $    77,373      $    --          $--
      France                                                       832,203       832,203           --           --
      Germany                                                    1,048,611     1,048,611           --           --
      Hong Kong                                                    123,200       123,200           --           --
      Italy                                                        755,914       755,914           --           --
      Japan                                                        705,873       618,221       87,652           --
      Mexico                                                       239,319       239,319           --           --
      Netherlands                                                  855,568       855,568           --           --
      Singapore                                                     77,125        77,125           --           --
      South Korea                                                  236,191       236,191           --           --
      Spain                                                        122,567       122,567           --           --
      Switzerland                                                1,320,529     1,320,529           --           --
      United Kingdom                                             1,186,646     1,186,646           --           --
      United States                                                119,915       119,915           --           --
   Preferred Stock                                                 151,702       151,702           --           --
   Registered Investment Company                                15,228,128    15,228,128           --           --
                                                               -----------   -----------      -------          ---
         TOTAL INVESTMENTS IN SECURITIES                       $23,080,864   $22,993,212      $87,652          $--
                                                               ===========   ===========      =======          ===

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

                                                                                     VALUE FUND
                                                              --------------------------------------------------------
                                                              TOTAL MARKET                    LEVEL 2        LEVEL 3
                                                                VALUE AT        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                              DECEMBER 31,      QUOTED      OBSERVABLE    UNOBSERVABLE
                                                                  2009           PRICE         INPUT          INPUT
                                                              ------------   ------------   -----------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      France                                                  $ 22,232,014   $ 22,232,014   $        --        $--
      Germany                                                   44,379,812     44,379,812            --
      Japan                                                      9,126,602      9,126,602            --         --
      Mexico                                                     1,431,607      1,431,607            --         --
      Netherlands                                               25,269,704     25,269,704            --         --
      South Korea                                                8,094,136      8,094,136            --         --
      Spain                                                      9,713,438      9,713,438            --         --
      Switzerland                                               32,635,172     32,635,172            --         --
      United Kingdom                                            31,542,911     31,542,911            --         --
      United States                                            184,283,128    182,994,830     1,288,298         --
      Registered Investment Company                             22,870,741     22,870,741                       --
      U.S. Treasury Bill                                        12,988,924             --    12,988,924         --
                                                              ------------   ------------   -----------        ---
      Total Investments in Securities                          404,568,189    390,290,967    14,277,222         --
Other Financial Instruments:
   Asset
      Unrealized appreciation of forward exchange contracts      1,019,151             --     1,019,151         --
   Liability
      Unrealized depreciation of forward exchange contracts     (5,721,324)            --    (5,721,324)        --
                                                              ------------   ------------   -----------        ---
         TOTAL                                                $399,866,016   $390,290,967   $ 9,575,049        $--
                                                              ============   ============   ===========        ===

                                                                      WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
                                                              --------------------------------------------------------
                                                              TOTAL MARKET                    LEVEL 2        LEVEL 3
                                                                VALUE AT        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                              DECEMBER 31,      QUOTED      OBSERVABLE    UNOBSERVABLE
                                                                  2009           PRICE         INPUT          INPUT
                                                              ------------   ------------   -----------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      Canada                                                  $  2,269,472   $  2,269,472    $       --        $--
      France                                                     8,895,996      8,895,996            --         --
      Germany                                                    4,240,841      4,240,841            --         --
      Italy                                                      5,446,127      5,446,127            --         --
      Mexico                                                     7,047,188      7,047,188            --         --
      Netherlands                                                7,695,262      7,695,262            --         --
      South Korea                                                1,765,267      1,765,267            --         --
      Spain                                                      2,485,405      2,485,405            --         --
      Switzerland                                                6,384,815      6,384,815            --         --
      United Kingdom                                            23,897,738     23,897,738            --         --
      United States                                             47,951,018     47,951,018            --         --
   Registered Investment Company                                 6,752,094      6,752,094            --         --
   Treasury Bills
      Germany                                                    4,303,821             --     4,303,821         --
      United States                                              1,498,722             --     1,498,722         --
                                                              ------------   ------------    ----------        ---
         TOTAL INVESTMENTS IN SECURITIES                      $130,633,766   $124,831,223    $5,802,543        $--
                                                              ============   ============    ==========        ===

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

     The following is a reconciliation of the Global Value Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                      EQUITY SECURITIES
                                                                    ---------------------
                                                                                 UNITED
                                                         TOTAL      IRELAND     KINGDOM
                                                      -----------   -------   -----------
Balance as of March 31, 2009                          $    93,798   $88,530   $     5,268
   Accrued discounts/premiums                                  --        --            --
   Realized gain (loss)                                (1,344,549)       --    (1,344,549)
   Change in unrealized appreciation (depreciation)     1,346,418     7,137     1,339,281
   Net purchases (sales)                                       --        --            --
   Transfer in and/or out of Level 3                           --        --            --
                                                      -----------   -------   -----------
Balance as of December 31, 2009                       $    95,667   $95,667   $        --
                                                      ===========   =======   ===========

     FOREIGN CURRENCY The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Global Value Fund and Value Fund may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

     At December 31, 2009, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost on the Global Value Fund, Global Value Fund II - Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $1,643,350,283, $278,495, $140,301,151 and
$14,829,112, respectively. The aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value for the Global Value Fund, Global Value Fund II - Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $104,266,465, $96,353, $4,132,625 and $3,562,294, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tweedy, Browne Fund Inc.


By (Signature and Title)* /s/ Thomas H. Shrager
                          ----------------------------------------
                          Thomas H. Shrager, President
                          (principal executive officer)

Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Thomas H. Shrager
                          ----------------------------------------
                          Thomas H. Shrager, President
                          (principal executive officer)

Date February 25, 2010


By (Signature and Title)* /s/ Robert Q. Wyckoff, Jr.
                          ----------------------------------------
                          Robert Q. Wyckoff, Jr., Treasurer
                          (principal financial officer)

Date February 25, 2010

* Print the name and title of each signing officer under his or her signature.